Basis of preparation	12 Months Ended
Sep. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).
The Company’s consolidated financial statements for the years ended September 30, 2024 and 2023 were authorized for issue by the Board of Directors on November 5, 2024.